Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     34491    614261  SH          Sole
Accenture Ltd	     Common    G1150G111     18341    509060  SH	  Sole
Adobe Systems        Common    00724F101     33080    774171  SH          Sole
Alcon Inc	     Common    H01301102     33361    233230  SH          Sole
American Express     Common    025816109     29384    564852  SH          Sole
Auto Data Processing Common    053015103     30565    686388  SH          Sole
Autodesk	     Common    052769106     40181    807498  SH          Sole
Bard (C.R)	     Common    067383109     31405    331272  SH	  Sole
Bershire Hathaway B  Common    084670207       639       135  SH          Sole
Cisco Sys Inc        Common    17275R102     43184   1595284  SH          Sole
Coca-Cola CO         Common    191216100     38788    632032  SH          Sole
Ebay Inc.            Common    278642103     29524    889530  SH          Sole
Genentech Inc	     Common    368740406      9346    139350  SH          Sole
Mastercard	     Common    57636Q104     33728    156730  SH          Sole
Medtronic Inc.       Common    585055106     27051    538114  SH          Sole
Microsoft Corp.      Common    594918104     43201   1213506  SH          Sole
Oracle Corp	     Common    68389X105     48849   2163372  SH          Sole
Pepsico Inc          Common    713448108     38373    505572  SH          Sole
Staples Inc          Common    855030102     29093   1261092  SH          Sole
Stryker              Common    863667101     37701    504561  SH          Sole